united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/18

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Semi-Annual Report

May 31, 2018

1-877-658-9473

www.inspireinvesting.com

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the period ended May 31, 2018, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	May 31, 2018
Inspire Global Hope ETF - NAV	2.00%	10.38%	11.69%
Inspire Global Hope ETF - Market Price	3.02%	10.43%	12.31%
Inspire Global Hope Large Cap Equal Weight Index	2.49%	10.56%	12.29%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of Fund shares. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses are 0.75% per the April 1, 2018 prospectus.

**	As of the commencement of operations on February 27, 2017.

Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Oil, Gas & Coal	10.6%
Real Estate	6.6%
Chemicals	5.5%
Utilities	5.4%
Medical Equipment & Devices	4.3%
Transportation & Logistics	4.0%
Semiconductors	3.7%
Banking	3.6%
Machinery	3.6%
Insurance	3.4%
Other Assets, Cash & Cash Equivalents	49.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the period ended May 31, 2018, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	May 31, 2018
Inspire Small/Mid Cap Impact ETF - NAV	6.76%	18.25%	11.81%
Inspire Small/Mid Cap Impact ETF - Market Price	6.80%	18.35%	11.84%
Inspire Small/Mid Cap Impact Equal Weight Index	7.62%	20.08%	13.24%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of Fund shares. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses are 0.94% per the April 1, 2018 prospectus.

**	As of the commencement of operations on February 27, 2017.

Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. Inspire believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Banking	9.4%
Oil, Gas & Coal	8.4%
Biotechnology & Pharmaceutical	7.4%
Real Estate	6.7%
Software	4.6%
Medical Equipment & Devices	4.1%
Utilities	4.0%
Semiconductors	3.5%
Hardware	3.1%
Chemicals	2.8%
Other Assets, Cash & Cash Equivalents	46.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the period ended May 31, 2018, as compared to its benchmarks:

		Since Inception** -
	Six Months	May 31, 2018
Inspire Corporate Bond Impact ETF - NAV	(1.12)%	(0.75)%
Inspire Corporate Bond Impact ETF - Market Price	(1.55)%	(0.63)%
Inspire Corporate Bond Impact Equal Weight Index	(0.90)%	0.11%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of Fund shares. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses are 1.51% per the April 1, 2018 prospectus.

**	As of the commencement of operations on July 10, 2017.

Inspire Corporate Bond Impact Equal Weight Index (IBDI) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. Inspire defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Real Estate	16.3%
Utilities	13.8%
Exploration & Production	6.7%
Retail - Consumer Discretionary	6.2%
Railroad	4.6%
Pipeline	4.2%
Machinery Manufacturing	4.0%
Health Care Facilities & Services	3.4%
Chemicals	2.9%
Semiconductors	2.9%
Other Assets, Cash & Cash Equivalents	35.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2018

The Fund’s performance figures* for the period ended May 31, 2018, as compared to its benchmarks:

		Since Inception** -
	Six Months	May 31, 2018
Inspire 100 ETF - NAV	4.20%	7.07%
Inspire 100 ETF - Market Price	4.35%	7.27%
Inspire 100 Market Cap Weight Index	4.71%	7.58%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of the Fund. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses are 3.78.% per the April 1, 2018 prospectus.

**	As of the commencement of operations on October 30, 2017.

The Inspire 100 Market Cap Weight Index is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Electrical Equipment	9.8%
Oil, Gas & Coal	9.1%
Semiconductors	8.6%
Real Estate	8.5%
Biotechnology & Pharmaceutical	8.3%
Utilities	6.1%
Machinery	5.0%
Transportation & Logistics	4.1%
Technology Services	3.6%
Health Care Facilities & Services	3.3%
Other Assets, Cash & Cash Equivalents	33.6%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCKS - 96.4%
	AEROSPACE & DEFENSE - 0.9%
1,193	General Dynamics Corp.	$240,640
1,659	Harris Corp.	249,630
1,296	L3 Technologies, Inc.	257,036
		747,306
	APPAREL & TEXTILE PRODUCTS - 1.5%
2,902	Cie Financiere Richemont SA	266,673
4,217	Michael Kors Holdings Ltd. *	242,014
627	Swatch Group AG	304,986
19,033	Under Armour, Inc. *	360,104
		1,173,777
	ASSET MANAGEMENT - 2.2%
4,912	E*TRADE Financial Corp. *	311,175
7,119	Franklin Resources, Inc.	238,985
2,327	Groupe Bruxelles Lambert SA	246,423
8,493	Invesco Ltd.	232,029
65,166	Melrose Industries PLC	204,643
346	Partners Group Holding AG	250,587
4,599	TD Ameritrade Holding Corp.	272,261
		1,756,103
	AUTOMOTIVE - 1.5%
5,366	BorgWarner, Inc.	261,753
1,771	Cie Generale des Etablissements Michelin	228,849
5,600	Delphi Automotive PLC	280,560
9,804	Goodyear Tire & Rubber Co.	239,512
5,910	Nokian Renkaat OYJ	229,107
		1,239,781
	BANKING - 3.6%
19,194	Commerzbank AG *	195,888
4,708	Commonwealth Bank of Australia	246,868
16,030	Credit Agricole SA	219,677
6,864	Danske Bank A/S	227,560
33,180	Investec PLC	245,303
3,043	KBC Group NV	235,149
3,280	Macquarie Group Ltd.	283,746
2,108	mBank SA *	240,100
154,548	Metropolitan Bank & Trust Co.	233,578
32,285	Natixis SA	233,580
14,297	People’s United Financial, Inc.	263,208
7,036	Raiffeisen Bank International AG *	222,494
		2,847,151
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.5%
2,666	AbbVie, Inc.	263,774
2,352	Alexion Pharmaceuticals, Inc. *	273,138
3,309	BioMarin Pharmaceutical, Inc. *	298,935
3,071	Celgene Corp. *	241,626

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.5%
3,140	Incyte Corp. *	$214,368
810	Regeneron Pharmaceuticals, Inc. *	243,259
3,236	UCB SA	254,973
1,618	Vertex Pharmaceuticals, Inc. *	249,172
		2,039,245
	CHEMICALS - 5.5%
606,772	AKR Corporindo Tbk PT	214,848
2,778	Akzo Nobel NV	243,531
2,007	Arkema SA	244,234
2,528	Avery Dennison Corp.	265,516
4,392	Brenntag AG	252,956
7,067	CF Industries Holdings, Inc.	290,736
4,114	Croda International PLC	255,212
2,542	Eastman Chemical Co.	265,156
3,458	FMC Corp.	301,157
114	Givaudan SA	254,532
2,670	Imerys SA	227,207
5,975	Johnson Matthey PLC	279,306
9,153	K+S AG	244,670
2,455	LyondellBasell Industries NV	275,255
10,757	Mosaic Co.	295,710
2,334	PPG Industries, Inc.	235,547
673	Sherwin-Williams Co.	255,235
		4,400,808
	COMMERCIAL SERVICES - 2.2%
9,982	Bureau Veritas SA	247,139
1,552	Cintas Corp.	282,852
12,665	Compass Group PLC	272,592
6,004	Edenred	192,242
77,145	G4S PLC	277,061
3,884	Intertek Group PLC	282,496
3,839	Randstad Holding NV	228,813
		1,783,195
	CONSTRUCTION MATERIALS - 1.0%
15,348	James Hardie Industries PLC - ADR	257,462
4,777	LafargeHolcim Ltd.	245,094
1,266	Martin Marietta Materials, Inc.	282,153
		784,709
	CONSUMER PRODUCTS - 2.1%
7,535	Associated British Foods PLC	265,701
2,177	JM Smucker Co.	234,028
25,488	Natura Cosmeticos SA	230,101
24,113	Orkla ASA	217,480
25,955	Pioneer Foods Group Ltd.	220,305
171,558	Sime Darby Plantation Berhad *	238,802

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	CONSUMER PRODUCTS (continued) - 2.1%
3,647	Tyson Foods, Inc.	$246,063
		1,652,480
	CONSUMER SERVICES - 0.2%
59,778	Kroton Educacional SA	171,755

	CONTAINERS & PACKAGING - 1.7%
24,459	Amcor Ltd.	260,207
35,235	Brambles Ltd.	240,745
5,200	International Paper Co.	278,200
9,751	Mondi Ltd.	270,025
6,342	Sealed Air Corp.	276,258
		1,325,435
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
4,397	Sysco Corp.	285,937

	DISTRIBUTORS - DISCRETIONARY - 0.7%
9,242	Bunzl PLC	281,621
4,858	Fastenal Co.	258,591
		540,212
	ELECTRICAL EQUIPMENT - 2.8%
11,173	ABB Ltd.	253,327
3,143	Allegion PLC	240,219
3,494	AMETEK, Inc.	255,167
3,287	Eaton Corp PLC	251,718
7,597	Johnson Controls International PLC	254,955
5,264	Kone OYJ	260,227
8,221	Prysmian SpA	228,394
952	Roper Technologies, Inc.	262,552
1,231	Schindler Holding AG	260,700
		2,267,259
	ENGINEERING & CONSTRUCTION SERVICES - 2.1%
8,878	Boskalis Westminster	244,988
4,753	Fluor Corp.	231,661
4,692	Jacobs Engineering Group, Inc.	304,042
19,949	LendLease Group	283,473
10,719	Nvent Electric PLC *	290,271
7,857	Quanta Services, Inc. *	282,931
		1,637,366
	FOREST & PAPER PRODUCTS - 0.3%
7,225	UPM-Kymmene OYJ	264,904

	GAMING, LODGING & RESTAURANTS - 0.4%
5,054	Whitbread PLC	283,463

	HARDWARE - 1.3%
10,818	Juniper Networks, Inc.	288,192

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	HARDWARE (continued) - 1.3%
4,633	Seagate Technology PLC	$261,070
39,990	Telefonaktiebolaget LM Ericsson	289,611
2,829	Western Digital Corp.	236,250
		1,075,123
	HEALTH CARE FACILITIES & SERVICES - 1.3%
3,101	AmerisourceBergen Corp.	254,716
4,010	DaVita, Inc. *	268,028
3,639	Express Scripts Holding Co. *	275,873
5,468	Ramsay Health Care Ltd.	253,744
		1,052,361
	HOME & OFFICE PRODUCTS - 2.5%
6,028	DR Horton, Inc.	254,442
586	Geberit AG	253,808
6,048	Leggett & Platt, Inc.	249,782
4,495	Lennar Corp. - Class A	232,571
1,133	Mohawk Industries, Inc. *	231,177
7,524	Persimmon PLC	283,535
1,781	Snap-on, Inc.	263,267
1,722	Stanley Black & Decker, Inc.	239,771
		2,008,353
	INDUSTRIAL SERVICES - 0.3%
15,574	Rexel SA	228,789

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
3,781	Intercontinental Exchange, Inc.	268,035
4,467	London Stock Exchange Group PLC	266,114
3,234	Nasdaq, Inc.	297,075
		831,224
	INSURANCE - 3.4%
2,979	Assurant, Inc.	278,090
3,644	Cincinnati Financial Corp.	252,784
46,723	Direct Line Insurance Group PLC	222,265
14,316	Gjensidige Forsikring ASA	220,972
44,827	Insurance Australia Group Ltd.	275,756
72,599	Legal & General Group PLC	260,637
34,930	QBE Insurance Group Ltd.	250,554
29,517	RSA Insurance Group PLC	256,006
4,764	Sampo OYJ	234,008
5,550	Unum Group	215,396
4,717	XL Group Ltd.	262,171
		2,728,639
	INTEGRATED OILS - 0.2%
37,638	Petroleo Brasileiro SA *	192,432

	IRON & STEEL - 1.8%
11,121	Anglo American PLC	265,953

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	IRON & STEEL (continued) - 1.8%
13,220	BHP Billiton PLC	$304,152
73,575	Fortescue Metals Group Ltd.	261,095
4,327	Nucor Corp.	277,750
5,172	Rio Tinto PLC	291,802
		1,400,752
	MACHINERY - 3.6%
11,133	Alfa Laval AB	277,578
1,257	Apergy Corporation	54,290
1,763	Deere & Co.	263,586
3,420	Dover Corp.	264,058
6,083	Flowserve Corp.	251,471
1,661	Illinois Tool Works, Inc.	238,686
17,178	IMI PLC	265,152
1,541	Parker-Hannifin Corp.	263,357
5,928	Pentair PLC	258,698
14,442	Sandvik AB	250,193
46,261	WEG SA	217,762
3,443	Xylem, Inc.	242,387
		2,847,218
	MEDIA - 0.3%
5,580	Ctrip.com International Ltd. - ADR *	251,602

	MEDICAL EQUIPMENT & DEVICES - 4.3%
3,873	Agilent Technologies, Inc.	239,816
5,143	Dentsply Sirona, Inc.	225,315
1,929	Edwards Lifesciences Corp. *	264,871
1,957	Essilor International SA	267,047
1,370	IDEXX Laboratories, Inc. *	285,248
1,105	Illumina, Inc. *	301,046
650	Intuitive Surgical, Inc. *	298,786
3,528	PerkinElmer, Inc.	262,236
14,192	Smith & Nephew PLC	258,436
1,671	Stryker Corp.	290,787
1,316	Waters Corp. *	253,488
7,079	William Demant Holding A/S *	257,335
2,431	Zimmer Biomet Holdings, Inc.	271,081
		3,475,492
	METALS & MINING - 2.2%
19,593	Antofagasta PLC	274,923
14,889	Freeport-McMoRan, Inc.	251,624
15,263	Fresnillo PLC	269,815
66,041	Grupo Mexico SAB de CV	163,614
16,832	Newcrest Mining Ltd.	264,398
6,730	Newmont Mining Corp.	261,999
43,241	Norsk Hydro ASA	271,308
		1,757,681

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	OIL, GAS & COAL - 10.6%
1,802,068	Adaro Energy Tbk PT *	$244,469
4,235	Anadarko Petroleum Corp.	295,603
2,584	Andeavor	373,207
7,052	Apache Corp.	282,080
11,100	Cabot Oil & Gas Corp.	253,635
10,801	Caltex Australia Ltd.	240,437
4,516	ConocoPhillips	304,333
19,494	Cosan SA Industria e Comercio	201,481
8,095	Devon Energy Corp.	336,509
14,965	Eni SpA	270,589
2,463	EOG Resources, Inc.	290,166
5,411	EQT Corp.	278,883
5,621	Halliburton Co.	279,589
3,927	Helmerich & Payne, Inc.	260,674
17,382	Kinder Morgan, Inc.	289,932
5,350	Koninklijke Vopak NV	262,292
16,551	Marathon Oil Corp.	354,688
3,658	Marathon Petroleum Corp.	289,092
10,106	Murphy Oil Corp.	310,760
7,016	National Oilwell Varco, Inc.	290,603
10,711	Newfield Exploration Co. *	313,190
8,625	Noble Energy, Inc.	307,912
3,985	Occidental Petroleum Corp.	335,537
4,600	ONEOK, Inc.	313,536
2,794	Phillips 66	325,473
1,516	Pioneer Natural Resources Co.	292,740
8,879	TechnipFMC PLC	276,581
2,859	Valero Energy Corp.	346,511
10,179	Williams Cos, Inc.	273,408
		8,493,910
	PASSENGER TRANSPORTATION - 0.9%
241,326	AirAsia Bhd	186,148
11,576	easyJet PLC	263,248
2,109	Ryanair Holdings PLC - ADR	244,454
		693,850
	REAL ESTATE - 6.6%
1,824	American Tower Corp.	252,387
6,759	Apartment Investment & Management Co.	275,970
1,651	AvalonBay Communities, Inc.	273,307
14,094	Ayala Corp.	252,179
320,760	Ayala Land, Inc.	243,002
2,206	Boston Properties, Inc.	268,625
29,000	British Land Co. PLC	261,633
2,349	Crown Castle International Corp.	244,648
646	Equinix, Inc.	256,365
4,467	Equity Residential	285,843

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	REAL ESTATE (continued) - 6.6%
1,139	Essex Property Trust, Inc.	$272,255
2,375	Fonciere Des Regions	247,431
40,872	Goodman Group	288,847
73,099	GPT Group	278,211
33,455	Hammerson PLC	243,508
11,702	HCP, Inc.	280,497
19,938	Land Securities Group PLC	246,628
4,339	Prologis, Inc.	279,215
1,354	Public Storage	286,831
1,718	Simon Property Group, Inc.	275,258
		5,312,640
	RENEWABLE ENERGY - 0.3%
3,598	Vestas Wind Systems A/S	235,576

	RETAIL - CONSUMER STAPLES - 1.8%
1,440	Costco Wholesale Corp.	285,466
2,839	Dollar Tree, Inc. *	234,473
81,166	J Sainsbury PLC	343,775
90,184	Wm Morrison Supermarkets PLC	294,968
12,680	Woolworths Ltd.	273,054
		1,431,736
	RETAIL - DISCRETIONARY - 4.1%
2,351	Advance Auto Parts, Inc.	302,386
408	AutoZone, Inc. *	264,923
4,394	CarMax, Inc. *	302,835
6,425	JD.com, Inc. - ADR *	226,032
62,134	Kingfisher PLC	252,335
3,117	Lowe’s Cos, Inc.	296,146
4,265	Luxottica Group SpA	265,256
3,700	Next PLC	285,558
1,080	O’Reilly Automotive, Inc. *	290,963
2,433	Pandora A/S	191,235
3,423	Ross Stores, Inc.	270,006
4,393	Tractor Supply Co.	326,444
		3,274,119
	SEMICONDUCTORS - 3.7%
3,002	Analog Devices, Inc.	291,734
1,294	ASML Holding NV	252,856
1,077	Broadcom Ltd.	271,479
2,409	KLA-Tencor Corp.	272,771
1,291	Lam Research Corp.	255,850
2,778	Microchip Technology, Inc.	270,522
4,809	Micron Technology, Inc. *	276,950
1,123	NVIDIA Corp.	283,209
2,256	NXP Semiconductors NV *	257,184
11,514	STMicroelectronics NV - ADR	274,839

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	SEMICONDUCTORS (continued) - 3.7%
3,633	Xilinx, Inc.	$247,444
		2,954,838
	SOFTWARE - 0.9%
4,274	Gemalto NV	250,151
28,540	Sage Group PLC	251,558
28,188	Totvs SA	210,575
		712,284
	SPECIALTY FINANCE - 1.4%
2,736	Fidelity National Information Services, Inc.	279,674
3,724	Fiserv, Inc. *	270,362
3,059	Total System Services, Inc.	260,596
13,459	Western Union Co.	267,700
		1,078,332
	TECHNOLOGY SERVICES - 1.4%
3,294	Cognizant Technology Solutions Corp.	248,203
11,967	Experian PLC	293,239
4,225	Paychex, Inc.	277,076
2,556	Verisk Analytics, Inc. *	271,549
		1,090,067
	TELECOMMUNICATIONS - 0.6%
12,701	Eutelsat Communications SA	243,589
22,924	Mobile TeleSystems PJSC - ADR	219,612
		463,201
	TRANSPORTATION & LOGISTICS - 4.0%
1,160	Aeroports de Paris	241,972
28,421	Babcock International Group PLC	315,028
2,868	CH Robinson Worldwide, Inc.	249,516
4,284	Expeditors International of Washington, Inc.	319,072
2,625	Fraport AG Frankfurt Airport Services	245,194
13,275	Grupo Aeroportuario del Sureste SAB de CV	209,940
2,213	JB Hunt Transport Services, Inc.	283,485
2,384	Kansas City Southern	255,446
1,713	Kuehne + Nagel International AG	258,928
1,977	Norfolk Southern Corp.	299,812
34,835	Royal Mail PLC	235,938
1,988	Union Pacific Corp.	283,807
		3,198,138
	TRANSPORTATION EQUIPMENT - 0.6%
4,147	PACCAR, Inc.	258,068
14,488	Volvo AB	248,201
		506,269
	UTILITIES - 5.4%
188,406	Aboitiz Equity Ventures, Inc.	207,286
24,047	AES Corp.	306,599
16,036	AGL Energy Ltd.	268,153
9,847	CenterPoint Energy, Inc.	257,302

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	UTILITIES (continued) - 5.4%
21,546	Cia de Saneamento Basico do Estado de Sao Paulo *	$149,385
95,796	Cia Energetica de Minas Gerais	196,271
6,034	CMS Energy Corp.	278,348
3,877	Dominion Energy, Inc.	248,865
3,372	Entergy Corp.	272,829
4,597	Eversource Energy	262,397
7,735	FirstEnergy Corp.	266,239
37,345	Origin Energy Ltd.	271,268
3,356	Pinnacle West Capital Corp.	267,171
9,619	PPL Corp.	262,791
7,003	SCANA Corp.	254,209
4,315	WEC Energy Group, Inc.	272,492
5,968	Xcel Energy, Inc.	271,663
		4,313,268
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
3,903	Republic Services, Inc.	263,179

	TOTAL COMMON STOCKS (Cost $73,423,594)	77,071,959

	TOTAL INVESTMENTS - 96.4% (Cost $73,423,594)	$77,071,959
	OTHER ASSETS LESS LIABILITIES - 3.6%	2,905,911
	NET ASSETS - 100.0%	$79,977,870

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCKS - 98.7%
	AEROSPACE & DEFENSE - 0.7%
8,405	American Outdoor Brands Corp. *	$105,819
2,084	Axon Enterprise, Inc. *	132,709
3,101	Triumph Group, Inc.	65,741
		304,269
	APPAREL & TEXTILE PRODUCTS - 1.2%
1,287	Albany International Corp.	79,151
890	Deckers Outdoor Corp. *	100,712
6,229	Fossil Group, Inc. *	136,291
1,826	Steven Madden Ltd.	96,504
2,824	Wolverine World Wide, Inc.	94,689
		507,347
	ASSET MANAGEMENT - 1.2%
2,381	Artisan Partners Asset Management, Inc.	76,906
1,991	Cohen & Steers, Inc.	77,510
2,415	Federated Investors, Inc.	58,612
2,319	Financial Engines, Inc.	103,543
4,503	Kennedy-Wilson Holdings, Inc.	91,861
29,586	Och-Ziff Capital Management Group LLC	59,764
4,053	Waddell & Reed Financial, Inc.	78,628
		546,824
	AUTOMOTIVE - 1.2%
5,267	American Axle & Manufacturing Holdings, Inc. *	83,324
2,782	Cooper Tire & Rubber Co.	71,497
656	Cooper-Standard Holdings, Inc. *	81,475
3,104	Dana, Inc.	69,219
1,273	Dorman Products, Inc. *	82,134
1,490	Tenneco, Inc.	65,828
715	Visteon Corp. *	89,346
		542,823
	BANKING - 9.4%
1,500	Ameris Bancorp.	83,550
3,169	Associated Banc-Corp.	87,464
4,209	Banc of California, Inc.	81,655
2,463	BancorpSouth Bank	82,511
1,431	Banner Corp.	85,788
1,985	BofI Holding, Inc. *	81,802
5,332	Boston Private Financial Holdings, Inc.	90,644
6,474	Capitol Federal Financial, Inc.	85,068
2,008	Cathay General Bancorp.	84,718
1,898	Columbia Banking System, Inc.	80,703
1,476	Community Bank System, Inc.	88,383
3,442	CVB Financial Corp.	79,820
1,350	Eagle Bancorp, Inc. *	81,743
1,573	FCB Financial Holdings, Inc. *	95,874
13,353	First BanCorp. *	103,486

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	BANKING (continued) - 9.4%
2,896	First Financial Bancorp.	$91,079
1,752	First Financial Bankshares, Inc.	92,155
4,278	First Horizon National Corp.	79,314
2,028	First Interstate BancSystem, Inc.	88,522
3,351	First Midwest Bancorp, Inc.	88,031
2,243	Flagstar Bancorp, Inc. *	78,034
6,004	FNB Corp.	79,553
4,453	Fulton Financial Corp.	77,705
1,981	Great Western Bancorp, Inc.	86,352
1,554	Hancock Whitney Corp.	78,089
3,282	Hilltop Holdings, Inc.	76,963
4,359	Hope Bancorp, Inc.	78,418
1,015	IBERIABANK Corp.	81,099
2,032	International Bancshares Corp.	87,782
1,902	LegacyTexas Financial Group, Inc.	79,865
2,254	NBT Bancorp, Inc.	85,877
4,776	Northwest Bancshares, Inc.	82,338
4,612	Old National Bancorp.	82,785
1,239	Pinnacle Financial Partners, Inc.	83,075
3,053	Provident Financial Services, Inc.	85,301
1,879	Renasant Corp.	90,042
3,872	Simmons First National Corp.	123,904
3,510	Sterling Bancorp.	86,171
3,541	TCF Financial Corp.	93,164
877	Texas Capital Bancshares, Inc. *	84,499
2,816	Towne Bank/Portsmouth VA	89,126
2,554	Trustmark Corp.	82,162
2,164	Union Bankshares Corp.	88,940
2,540	United Community Banks, Inc.	82,448
6,377	Valley National Bancorp.	81,052
2,366	Washington Federal, Inc.	76,777
1,965	WesBanco, Inc.	91,549
1,330	Westamerica Bancorporation	76,116
		4,101,496
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.3%
3,328	Acorda Therapeutics, Inc. *	87,360
1,514	Aerie Pharmaceuticals, Inc. *	77,668
6,759	Alder Biopharmaceuticals, Inc. *	117,945
5,766	Amneal Pharmaceuticals, Inc. *	113,821
4,674	Array BioPharma, Inc. *	76,420
437	Bluebird Bio, Inc. *	78,245
1,581	Cambrex Corp. *	71,619
1,431	Clovis Oncology, Inc. *	67,200
7,311	Coherus Biosciences, Inc. *	114,052
1,541	Eagle Pharmaceuticals, Inc. *	103,879
4,593	Five Prime Therapeutics, Inc. *	80,653

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 6.3%
3,829	Halozyme Therapeutics, Inc. *	$70,454
5,651	Horizon Pharma PLC *	92,111
4,926	Innoviva, Inc. *	72,856
1,287	Intercept Pharmaceuticals, Inc. *	90,360
5,203	Ironwood Pharmaceuticals, Inc. *	96,672
9,698	Lexicon Pharmaceuticals, Inc. *	112,497
476	Ligand Pharmaceuticals, Inc. *	91,501
2,438	Medicines Co. *	82,551
27,871	Ophthotech Corp. *	76,924
2,540	Pacira Pharmaceuticals, Inc. *	86,995
2,507	Portola Pharmaceuticals, Inc. *	100,656
2,407	Prestige Brands Holdings, Inc. *	80,466
2,074	Prothena Corp PLC *	27,978
1,145	Puma Biotechnology, Inc. *	60,628
2,296	Radius Health, Inc. *	65,436
495	Sage Therapeutics, Inc. *	75,582
1,021	Sarepta Therapeutics, Inc. *	95,821
1,211	Spark Therapeutics, Inc. *	96,626
1,799	Supernus Pharmaceuticals, Inc. *	101,374
3,034	Theravance Biopharma, Inc. *	73,848
1,548	Ultragenyx Pharmaceutical, Inc. *	113,314
		2,753,512
	CHEMICALS - 2.7%
2,324	AdvanSix, Inc. *	84,849
1,444	Cabot Corp.	87,001
2,736	GCP Applied Technologies, Inc. *	86,594
1,720	HB Fuller Co.	88,666
1,066	Ingevity Corp. *	81,165
1,163	Innospec, Inc.	89,202
3,563	Kronos Worldwide, Inc.	88,149
1,194	Minerals Technologies, Inc.	87,162
1,910	PolyOne Corp.	80,067
534	Quaker Chemical Corp.	81,622
995	Stepan Co.	72,337
1,066	Trinseo SA	77,072
2,912	Univar, Inc. *	79,410
621	WD-40 Co.	85,419
		1,168,715
	COMMERCIAL SERVICES - 2.2%
2,424	ABM Industries, Inc.	68,987
2,169	Brady Corp.	84,591
1,113	Deluxe Corp.	74,059
1,683	FTI Consulting, Inc. *	104,329
1,891	Healthcare Services Group, Inc.	68,360
4,791	HMS Holdings Corp. *	103,629
1,126	Insperity, Inc.	103,592

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	COMMERCIAL SERVICES (continued) - 2.2%
1,621	Korn/Ferry International	$88,636
3,135	Quad/Graphics, Inc.	61,979
1,733	TriNet Group, Inc. *	92,958
537	UniFirst Corp.	95,371
		946,491
	CONSTRUCTION MATERIALS - 1.0%
1,836	Apogee Enterprises, Inc.	80,141
2,786	Louisiana-Pacific Corp. *	81,295
2,681	Summit Materials, Inc. *	76,194
736	Trex Co., Inc. *	86,723
2,471	Universal Forest Products, Inc.	90,883
		415,236
	CONSUMER PRODUCTS - 2.7%
3,262	B&G Foods, Inc.	91,825
1,735	Cal-Maine Foods, Inc.	83,367
1,924	Central Garden & Pet Co. *	78,557
2,096	Clearwater Paper Corp. *	50,409
465	Coca-Cola Bottling Co. Consolidated	59,246
4,631	Darling Ingredients, Inc. *	87,016
9,615	Dean Foods Co.	92,016
1,573	Energizer Holdings, Inc.	95,544
3,834	Flowers Foods, Inc.	77,830
1,778	Fresh Del Monte Produce, Inc.	79,850
596	J&J Snack Foods Corp.	84,406
1,092	Nu Skin Enterprises, Inc.	89,424
3,961	Revlon, Inc. *	68,327
655	Sanderson Farms, Inc.	64,111
2,837	Tootsie Roll Industries, Inc.	82,557
		1,184,485
	CONSUMER SERVICES - 0.7%
1,745	Aaron’s, Inc.	69,416
1,684	Adtalem Global Education, Inc. *	80,411
763	Grand Canyon Education, Inc. *	84,769
1,581	Matthews International Corp.	86,955
		321,551
	CONTAINERS & PACKAGING - 0.8%
1,861	Bemis Co., Inc.	78,720
1,571	Greif, Inc.	91,605
2,330	KapStone Paper and Packaging Corp.	80,152
2,970	Silgan Holdings, Inc.	80,843
		331,320
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.4%
2,548	Fabrinet *	89,511
1,308	Plexus Corp. *	76,060
		165,571

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
1,916	United Natural Foods, Inc. *	$87,331

	DISTRIBUTORS - DISCRETIONARY - 0.2%
2,211	G-III Apparel Group Ltd. *	92,641

	ELECTRICAL EQUIPMENT - 1.8%
2,131	AAON, Inc.	64,996
1,158	Belden, Inc.	63,991
1,950	Cree, Inc. *	90,909
1,319	ESCO Technologies, Inc.	73,996
1,769	Generac Holdings, Inc. *	88,609
1,129	Itron, Inc. *	64,466
392	Littelfuse, Inc.	85,084
1,271	Orbotech Ltd. *	81,395
1,222	OSI Systems, Inc. *	83,805
1,057	Watts Water Technologies, Inc.	81,336
		778,587
	ENGINEERING & CONSTRUCTION SERVICES - 1.2%
763	Dycom Industries, Inc. *	71,081
1,030	Exponent, Inc.	101,249
1,493	Granite Construction, Inc.	84,907
4,926	KBR, Inc.	90,737
1,718	MasTec, Inc. *	80,145
1,028	TopBuild Corp. *	86,301
		514,420
	FOREST & PAPER PRODUCTS - 0.4%
1,863	Domtar Corp.	89,554
1,021	Neenah Paper, Inc.	82,854
		172,408
	GAMING, LODGING & RESTAURANTS - 1.3%
1,694	Cheesecake Factory, Inc.	87,766
1,213	DineEquity, Inc.	76,965
4,125	Extended Stay America, Inc.	86,831
953	Jack in the Box, Inc.	76,879
1,421	Papa John’s International, Inc.	72,968
1,420	Texas Roadhouse, Inc.	87,997
4,717	Wendy’s Co.	75,991
		565,397
	HARDWARE - 3.1%
6,980	3D Systems Corp. *	86,273
3,155	Ciena Corp. *	72,723
5,493	Diebold Nixdorf, Inc.	63,170
3,015	Electronics For Imaging, Inc. *	100,791
16,316	Fitbit, Inc. *	88,596
17,078	GoPro, Inc. *	94,612
1,080	InterDigital, Inc.	85,158

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	HARDWARE (continued) - 3.1%
6,291	Knowles Corp. *	$91,220
1,187	Lumentum Holdings, Inc. *	69,736
1,392	NETGEAR, Inc. *	84,146
3,121	NetScout Systems, Inc. *	84,267
7,349	Pitney Bowes, Inc.	65,406
1,432	Plantronics, Inc.	104,321
4,135	Pure Storage, Inc. *	88,737
4,952	VeriFone Systems, Inc. *	112,608
8,210	Viavi Solutions, Inc. *	78,077
		1,369,841
	HEALTHCARE FACILITIES - SERVICES - 2.7%
2,049	Acadia Healthcare Co., Inc. *	82,349
1,310	Amedisys, Inc. *	100,019
11,790	Brookdale Senior Living, Inc. *	92,787
758	Charles River Laboratories International, Inc. *	81,500
286	Chemed Corp.	93,236
1,272	HealthEquity, Inc. *	94,522
1,639	LifePoint Health, Inc. *	86,621
756	Magellan Health, Inc. *	69,136
5,361	Owens & Minor, Inc.	87,384
2,569	Premier, Inc. *	83,801
4,536	Select Medical Holdings Corp. *	82,102
2,171	Syneos Health, Inc. *	93,353
3,255	Tenet Healthcare Corp. *	115,325
		1,162,135
	HOME & OFFICE PRODUCTS - 1.4%
1,417	Armstrong World Industries, Inc. *	85,870
2,275	HNI Corp.	84,425
1,190	iRobot Corp. *	74,268
1,748	Meritage Homes Corp. *	79,097
4,306	St Joe Co. *	76,647
3,393	Taylor Morrison Home Corp. *	72,950
4,889	TRI Pointe Group, Inc. *	84,384
1,705	Tupperware Brands Corp.	71,883
		629,524
	INDUSTRIAL SERVICES - 0.7%
1,077	Anixter International, Inc. *	65,966
1,121	Applied Industrial Technologies, Inc.	78,190
7,728	Wesco Aircraft Holdings, Inc. *	88,872
1,309	WESCO International, Inc. *	77,689
		310,717
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,792	Houlihan Lokey, Inc.	87,611

	INSURANCE - 2.5%
2,655	American Equity Investment Life Holding Co.	94,093

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	INSURANCE (continued) - 2.5%
1,561	Argo Group International Holdings Ltd.	$94,831
1,905	Aspen Insurance Holdings Ltd.	82,677
1,169	FBL Financial Group, Inc.	91,883
1,847	Horace Mann Educators Corp.	81,637
1,397	Kemper Corp.	108,198
12,824	Maiden Holdings Ltd.	112,210
3,292	National General Holdings Corp.	90,135
1,414	Navigators Group, Inc.	83,143
783	Primerica, Inc.	77,008
1,283	RLI Corp.	84,267
1,343	Selective Insurance Group, Inc.	76,350
		1,076,432
	IRON & STEEL - 1.3%
17,868	AK Steel Holding Corp. *	80,763
3,399	Allegheny Technologies, Inc.	96,939
1,860	Carpenter Technology Corp.	111,488
11,646	Cleveland-Cliffs, Inc. *	98,525
3,889	Commercial Metals Co.	91,936
1,912	Worthington Industries, Inc.	91,680
		571,331
	LEISURE PRODUCTS - 0.2%
308	Callaway Golf Co.	5,834
5,078	Vista Outdoor, Inc. *	86,021
		91,855
	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
2,175	Main Street Capital Corporation	83,563

	MACHINERY - 2.6%
3,504	Actuant Corp.	81,818
715	Alamo Group, Inc.	65,930
1,464	Astec Industries, Inc.	85,659
1,988	Franklin Electric Co., Inc.	91,945
1,792	Hillenbrand, Inc.	83,597
1,624	ITT, Inc.	83,831
714	John Bean Technologies Corp.	63,046
1,934	Kennametal, Inc.	72,003
982	MSA Safety, Inc.	91,326
7,449	Mueller Water Products, Inc.	88,718
1,146	Regal Beloit Corp.	91,050
2,721	Rexnord Corp. *	79,399
2,181	Terex Corp.	86,324
4,115	Welbilt, Inc. *	80,119
		1,144,765
	MANUFACTURED GOODS - 1.3%
1,888	AZZ, Inc.	81,656
1,333	Barnes Group, Inc.	79,207

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	MANUFACTURED GOODS (continued) - 1.3%
2,347	Gibraltar Industries, Inc. *	$93,059
654	Proto Labs, Inc. *	78,872
650	RBC Bearings, Inc. *	81,712
1,778	Timken Co.	84,099
559	Valmont Industries, Inc.	81,698
		580,303
	MEDIA - 2.2%
3,317	Blucora, Inc.	125,880
119	Cable One, Inc.	77,260
16,154	Clear Channel Outdoor Holdings, Inc. *	70,270
6,750	EW Scripps Co. *	84,308
745	GrubHub, Inc. *	79,871
1,235	John Wiley & Sons, Inc.	83,733
1,233	Nexstar Media Group, Inc.	81,748
968	Shutterfly, Inc. *	91,128
2,450	Sohu.com, Inc. *	88,837
410	Stamps.com, Inc. *	102,828
5,918	TiVo Corp.	85,219
		971,082
	MEDICAL EQUIPMENT & DEVICES - 4.5%
865	Analogic Corp.	72,357
1,944	Catalent Inc. *	76,321
1,792	Exact Sciences Corp. *	106,696
2,546	Genomic Health, Inc. *	101,636
1,602	Globus Medical, Inc. *	88,991
1,100	Haemonetics Corp. *	99,385
1,947	Halyard Health, Inc. *	106,890
957	Hill-Rom Holdings, Inc.	88,044
317	ICU Medical, Inc. *	92,263
655	Inogen, Inc. *	119,662
927	Insulet Corp. *	86,943
1,453	Integra LifeSciences Holdings Corp. *	93,777
941	LivaNova PLC *	88,501
925	Masimo Corp. *	91,621
1,796	Merit Medical Systems, Inc. *	92,135
11,139	MiMedx Group, Inc. *	93,790
2,693	Myriad Genetics, Inc. *	98,321
2,358	Natus Medical, Inc. *	87,010
1,219	Neogen Corp. *	92,290
56	NuVasive, Inc. *	2,871
3,246	NxStage Medical, Inc. *	89,719
675	Penumbra, Inc. *	108,608
		1,977,831
	METALS & MINING - 1.2%
10,489	Coeur Mining, Inc. *	84,541
1,334	Compass Minerals International, Inc.	87,244

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	METALS & MINING (continued) - 1.2%
18,569	Fairmount Santrol Holdings, Inc. *	$104,543
22,253	Hecla Mining Co.	83,671
805	Kaiser Aluminum Corp.	88,759
3,221	US Silica Holdings, Inc.	99,626
		548,384
	OIL, GAS & COAL - 8.4%
3,205	Alliance Holdings GP LP	90,926
4,552	Alliance Resource Partners LP	87,626
6,532	Callon Petroleum Co. *	77,339
5,197	Carrizo Oil & Gas, Inc. *	131,276
3,032	Crestwood Equity Partners LP	101,875
2,625	CVR Energy, Inc.	99,041
4,956	Dominion Energy Midstream Partners LP	63,437
1,793	Dril-Quip, Inc. *	86,154
7,006	Enerplus Corp.	85,543
5,588	EnLink Midstream LLC	97,790
7,057	Forum Energy Technologies, Inc. *	99,857
13,699	Frank’s International NV	101,099
8,390	Gulfport Energy Corp. *	93,213
3,019	Holly Energy Partners LP	88,698
12,702	Kosmos Energy Ltd. *	98,695
7,651	McDermott International, Inc. *	166,265
4,817	MRC Global, Inc. *	99,471
1,104	Murphy USA, Inc. *	73,703
10,975	Nabors Industries Ltd.	81,983
7,842	NGL Energy Partners LP	83,909
21,390	Noble Corp PLC	118,928
7,804	NOW, Inc. *	109,724
9,649	Oasis Petroleum, Inc. *	125,726
4,125	Oceaneering International, Inc.	98,299
3,123	Oil States International, Inc.*	110,554
2,416	PBF Energy, Inc.	113,987
8,276	QEP Resources, Inc.	100,057
4,443	Rice Midstream Partners LP	82,062
3,825	SemGroup Corp.	96,772
4,348	SM Energy Co.	113,918
6,025	Summit Midstream Partners LP	97,906
3,094	Sunoco LP	82,300
9,371	Superior Energy Services, Inc.	102,425
2,321	Valero Energy Partners LP	95,138
3,324	Viper Energy Partners LP	108,296
2,377	Whiting Petroleum Corp. *	124,602
3,384	World Fuel Services Corp.	70,658
		3,659,252
	PASSENGER TRANSPORTATION - 0.3%
470	Allegiant Travel Co.	71,134

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	PASSENGER TRANSPORTATION (continued) - 0.3%
1,454	SkyWest, Inc.	$82,878
		154,012
	REAL ESTATE - 6.7%
3,325	Acadia Realty Trust	85,619
2,508	American Assets Trust, Inc.	91,166
5,230	Brandywine Realty Trust	85,040
17,988	CBL & Associates Properties, Inc.	91,019
3,018	Chesapeake Lodging Trust	97,270
4,063	Columbia Property Trust, Inc.	89,874
4,190	CoreCivic, Inc.	90,169
804	CoreSite Realty Corp.	85,353
9,467	Cousins Properties, Inc.	89,179
7,879	DiamondRock Hospitality Co.	100,300
2,595	Education Realty Trust, Inc.	94,821
2,820	First Industrial Realty Trust, Inc.	92,863
4,026	GEO Group, Inc.	99,845
5,452	Kite Realty Group Trust	85,542
10,356	Lexington Realty Trust	89,372
2,200	LTC Properties, Inc.	90,508
4,964	Mack-Cali Realty Corp.	98,138
4,308	Outfront Media, Inc.	85,471
2,397	Pebblebrook Hotel Trust	97,846
5,425	Physicians Realty Trust	82,568
4,741	Piedmont Office Realty Trust, Inc.	91,122
1,556	Potlatch Corp.	78,578
2,298	QTS Realty Trust, Inc.	86,704
2,304	Rayonier, Inc.	89,556
2,859	Rexford Industrial Realty, Inc.	89,401
4,243	RLJ Lodging Trust	99,286
1,083	Ryman Hospitality Properties, Inc.	90,842
4,798	Sabra Health Care REIT, Inc.	99,463
4,316	Select Income REIT	93,226
3,451	STAG Industrial, Inc.	91,935
3,035	Washington Real Estate Investment Trust	87,044
4,123	Xenia Hotels & Resorts, Inc.	103,776
		2,922,896
	RECREATION FACILITIES & SERVICES - 0.2%
5,669	SeaWorld Entertainment, Inc.	100,625

	RENEWABLE ENERGY - 0.2%
1,217	Advanced Energy Industries, Inc. *	79,750

	RETAIL - CONSUMER STAPLES - 1.0%
1,849	Big Lots, Inc.	75,643
1,124	Five Below, Inc. *	79,478
985	PriceSmart, Inc.	83,380

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	RETAIL - CONSUMER STAPLES (continued) - 1.0%
3,352	Sprouts Farmers Market, Inc. *	$72,738
2,045	Weis Markets, Inc.	111,514
		422,753
	RETAIL - DISCRETIONARY - 2.5%
3,999	Builders FirstSource, Inc. *	78,300
8,808	Chico’s FAS, Inc.	74,516
597	Children’s Place, Inc.	76,864
1,055	Dillard’s, Inc.	85,909
3,725	DSW, Inc.	88,953
990	FirstCash, Inc.	89,842
2,039	Genesco, Inc. *	89,104
798	Lithia Motors, Inc.	78,004
1,469	Monro, Inc.	82,411
5,094	Party City Holdco, Inc. *	74,882
1,027	RH *	100,369
5,023	Sally Beauty Holdings, Inc. *	76,048
1,186	Wayfair, Inc. *	109,527
		1,104,729
	SEMICONDUCTORS - 3.5%
7,506	Amkor Technology, Inc. *	68,305
2,779	Brooks Automation, Inc.	90,818
717	Cabot Microelectronics Corp.	81,143
414	Coherent, Inc. *	69,159
2,147	Entegris, Inc.	75,360
1,861	II-VI, Inc. *	81,791
2,660	Inphi Corp. *	89,855
2,512	Integrated Device Technology, Inc. *	83,499
3,446	MaxLinear, Inc. *	63,234
1,073	Mellanox Technologies Ltd. *	91,634
8,296	Oclaro, Inc. *	71,014
1,157	Power Integrations, Inc.	86,949
5,987	Rambus, Inc. *	80,585
1,990	Semtech Corp. *	96,316
890	Silicon Laboratories, Inc. *	93,984
1,701	Silicon Motion Technology Corp. - ADR	82,720
1,713	Synaptics, Inc. *	72,015
4,299	Vishay Intertechnology, Inc.	91,139
3,572	Xperi Corp.	70,547
		1,540,067
	SOFTWARE - 4.6%
902	2U, Inc. *	85,510
3,349	ACI Worldwide, Inc. *	80,878
2,571	Acxiom Corp. *	75,305
6,560	Allscripts Healthcare Solutions, Inc. *	82,984
770	Blackbaud, Inc.	75,052
124	Bottomline Technologies de, Inc. *	5,897

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	SOFTWARE (continued) - 4.6%
3,784	Box, Inc. *	$97,173
1,415	CommVault Systems, Inc. *	96,715
2,005	Cornerstone OnDemand, Inc. *	99,207
1,370	Envestnet, Inc. *	72,473
5,708	Evolent Health, Inc. *	116,729
4,669	FireEye, Inc. *	77,926
702	HubSpot, Inc. *	85,082
7,728	Inovalon Holdings, Inc. *	80,371
693	LogMeIn, Inc.	74,775
628	MicroStrategy, Inc. *	81,370
1,033	New Relic, Inc. *	104,942
1,884	Omnicell, Inc. *	87,700
710	Paycom Software, Inc. *	74,884
1,491	Paylocity Holding Corp. *	89,087
1,321	Pegasystems, Inc.	81,704
2,020	Progress Software Corp.	76,518
1,515	RealPage, Inc. *	89,006
7,097	Synchronoss Technologies, Inc. *	40,666
2,109	Verint Systems, Inc. *	89,000
		2,020,954
	SPECIALTY FINANCE - 2.1%
4,029	Aircastle Ltd.	86,059
4,290	Apollo Commercial Real Estate Finance, Inc.	79,751
1,802	Blackhawk Network Holdings, Inc. *	81,090
3,234	Cardtronics PLC *	82,984
865	Ellie Mae, Inc. *	91,941
1,175	Green Dot Corp. *	83,742
5,013	Invesco Mortgage Capital, Inc.	81,361
6,412	MGIC Investment Corp. *	66,621
4,342	Nationstar Mortgage Holdings, Inc. *	77,809
1,495	Nelnet, Inc.	91,853
2,118	PRA Group, Inc. *	81,755
		904,966
	TECHNOLOGY SERVICES - 1.8%
548	CACI International, Inc. *	91,324
3,592	Convergys Corp.	84,915
1,426	ExlService Holdings, Inc. *	80,840
1,453	ManTech International Corp.	78,331
1,211	Medidata Solutions, Inc.*	93,441
5,983	NIC, Inc.	91,839
3,129	Syntel, Inc. *	98,563
4,808	Travelport Worldwide Ltd.	84,332
1,797	WageWorks, Inc. *	85,268
		788,853

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	TELECOMMUNICATIONS - 1.3%
4,130	8x8, Inc. *	$77,231
1,901	Cogent Communications Holdings, Inc.	97,331
7,388	Consolidated Communications Holdings, Inc.	82,819
1,189	RingCentral, Inc. *	90,067
2,891	Telephone & Data Systems, Inc.	73,865
2,019	United States Cellular Corp. *	72,522
7,405	Vonage Holdings Corp. *	84,787
		578,622
	TRANSPORTATION & LOGISTICS - 1.6%
1,525	Forward Air Corp.	90,463
4,308	Heartland Express, Inc.	80,473
1,899	Hub Group, Inc. *	94,855
1,712	Knight Transportation, Inc.	69,644
740	Landstar System, Inc.	83,916
1,823	Mobile Mini, Inc.	83,129
2,449	Navistar International Corp. *	91,691
2,099	Werner Enterprises, Inc.	82,281
		676,452
	UTILITIES - 4.0%
1,140	ALLETE, Inc.	87,575
1,526	American States Water Co.	85,883
1,532	Avista Corp.	80,338
1,526	Black Hills Corp.	88,752
2,191	California Water Service Group	88,188
1,621	El Paso Electric Co.	94,991
2,335	Hawaiian Electric Industries, Inc.	80,161
1,454	MGE Energy, Inc.	86,731
2,081	New Jersey Resources Corp.	92,396
1,952	NextEra Energy Partners LP	87,762
1,434	Northwest Natural Gas Co.	85,753
1,544	NorthWestern Corp.	84,117
4,682	NRG Yield, Inc.	81,935
1,244	ONE Gas, Inc.	93,362
1,429	Ormat Technologies, Inc.	74,051
1,881	Otter Tail Corp.	86,902
4,424	Pattern Energy Group, Inc.	82,198
2,967	South Jersey Industries, Inc.	98,267
3,639	Suburban Propane Partners LP	85,189
7,444	TerraForm Power, Inc. *	82,703
		1,727,254

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
713	Cantel Medical Corp.	$77,781
1,639	Clean Harbors, Inc. *	86,867
5,508	Covanta Holding Corp.	89,781
1,642	Tetra Tech, Inc.	90,228
		344,657

	TOTAL COMMON STOCKS (Cost $40,106,586)	43,131,640

	TOTAL INVESTMENTS - 98.7% (Cost $40,106,586)	$43,131,640
	OTHER ASSETS LESS LIABILITIES - 1.3%	507,156
	NET ASSETS - 100.0%	$43,638,796

*	Non - Income producing security

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 97.0%
	AEROSPACE & DEFENSE - 2.0%
230,000	General Dynamics Corp.	3.875	7/15/2021	$235,148
280,000	General Dynamics Corp.	2.250	11/15/2022	269,201
20,000	Harris Corp.	3.832	4/27/2025	20,052
100,000	L3 Technologies, Inc.	4.950	2/15/2021	103,701
100,000	L3 Technologies, Inc.	3.850	12/15/2026	97,696
				725,798
	APPAREL & TEXTILE PRODUCTS - 0.6%
207,000	VF Corp.	3.500	9/1/2021	209,990

	AUTO PARTS MANUFACTURING - 0.6%
230,000	Aptiv PLC	4.250	1/15/2026	231,861

	BANKS - 0.5%
169,000	People’s United Financial, Inc.	3.650	12/6/2022	169,930

	BIOTECHNOLOGY - 2.3%
230,000	Celgene Corp.	2.250	5/15/2019	228,952
230,000	Celgene Corp.	3.950	10/15/2020	234,054
255,000	Celgene Corp.	3.625	5/15/2024	250,507
125,000	Celgene Corp.	3.875	8/15/2025	122,890
				836,403
	CHEMICALS - 2.9%
250,000	LyondellBasell Industries NV	5.000	4/15/2019	253,597
250,000	LyondellBasell Industries NV	6.000	11/15/2021	269,706
275,000	LyondellBasell Industries NV	5.750	4/15/2024	300,162
249,000	PPG Industries, Inc.	3.600	11/15/2020	252,677
				1,076,142
	CONSUMER FINANCE - 1.5%
273,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	283,038
275,000	Fiserv, Inc.	3.500	10/1/2022	275,644
				558,682
	CONSUMER SERVICES - 0.2%
58,000	Block Financial LLC	5.500	11/1/2022	60,840

	CONTAINERS & PACKAGING - 1.7%
230,000	Bemis Co., Inc.	6.800	8/1/2019	240,138
275,000	International Paper Co.	3.650	6/15/2024	272,337
125,000	International Paper Co.	3.000	2/15/2027	114,021
				626,496
	DEPARTMENT STORES - 0.3%
100,000	Kohl’s Corp.	4.250	7/17/2025	100,004

	ELECTRICAL EQUIPMENT MANUFACTURING - 2.8%
369,000	Amphenol Corp.	2.550	1/30/2019	369,084
230,000	Amphenol Corp.	4.000	2/1/2022	233,589
100,000	Roper Technologies, Inc.	2.050	10/1/2018	99,891
207,000	Roper Technologies, Inc.	6.250	9/1/2019	215,526
100,000	Roper Technologies, Inc.	3.800	12/15/2026	98,591
				1,016,681
	EXPLORATION & PRODUCTION - 6.7%
355,000	ConocoPhillips Co.	2.400	12/15/2022	345,951
355,000	ConocoPhillips Co.	3.350	11/15/2024	355,314
330,000	EOG Resources, Inc.	5.625	6/1/2019	338,741
100,000	EOG Resources, Inc.	2.450	4/1/2020	99,446
255,000	EOG Resources, Inc.	2.625	3/15/2023	245,855
135,000	EOG Resources, Inc.	4.150	1/15/2026	138,443
138,000	Noble Energy, Inc.	3.900	11/15/2024	137,615

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION (continued) - 6.7%
230,000	Occidental Petroleum Corp.	4.100	2/1/2021	$236,355
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	97,943
355,000	Occidental Petroleum Corp.	2.700	2/15/2023	346,902
125,000	Occidental Petroleum Corp.	3.400	4/15/2026	122,917
				2,465,482
	FINANCIAL SERVICES - 1.5%
138,000	Invesco Finance PLC	4.000	1/30/2024	141,222
238,000	Nasdaq, Inc.	5.550	1/15/2020	247,473
139,000	Nasdaq, Inc.	4.250	6/1/2024	141,563
				530,258
	FOOD & BEVERAGE - 2.6%
230,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	217,663
100,000	JM Smucker Co.	3.500	10/15/2021	100,842
100,000	JM Smucker Co.	2.500	3/15/2020	99,244
100,000	JM Smucker Co.	3.500	3/15/2025	98,153
206,000	Mead Johnson Nutrition Co.	4.900	11/1/2019	211,939
232,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	238,059
				965,900
	HEALTHCARE FACILITIES & SERVICES - 3.4%
230,000	AmerisourceBergen Corp.	3.500	11/15/2021	231,326
255,000	AmerisourceBergen Corp.	3.400	5/15/2024	250,894
230,000	AmerisourceBergen Corp.	3.250	3/1/2025	219,561
307,000	Express Scripts Holding Co.	3.900	2/15/2022	309,220
125,000	Express Scripts Holding Co.	4.500	2/25/2026	125,871
125,000	Express Scripts Holding Co.	3.400	3/1/2027	115,777
				1,252,649
	HOME IMPROVEMENT- 0.6%
207,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	209,206

	INDUSTRIAL OTHER - 0.4%
139,000	Fluor Corp.	3.500	12/15/2024	137,433

	LIFE INSURANCE - 0.6%
207,000	Unum Group	5.625	9/15/2020	217,835

	MACHINERY MANUFACTURING - 4.0%
100,000	Caterpillar Financial Services Corp.	2.450	9/6/2018	100,006
192,000	Caterpillar Financial Services Corp.	7.150	2/15/2019	197,976
230,000	Dover Corp.	4.300	3/1/2021	237,270
215,000	Illinois Tool Works, Inc.	1.950	3/1/2019	214,272
308,000	Illinois Tool Works, Inc.	6.250	4/1/2019	317,450
138,000	John Deere Capital Corp.	1.950	3/4/2019	137,371
255,000	Parker-Hannifin Corp.	3.300	11/21/2024	253,395
20,000	Pentair Finance SA	2.650	12/1/2019	19,834
				1,477,574
	MASS MERCHANTS - 0.5%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	189,674

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.1%
138,000	Stryker Corporation	2.000	3/8/2019	137,373
257,000	Stryker Corporation	4.375	1/15/2020	262,772
100,000	Stryker Corporation	2.625	3/15/2021	98,960
255,000	Stryker Corporation	3.375	11/1/2025	251,330
125,000	Stryker Corporation	3.500	3/15/2026	123,450
142,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	145,285
125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	120,451
				1,139,621

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	METALS & MINING - 0.8%
270,000	Newmont Mining Corp.	5.125	10/1/2019	$277,081

	OIL & GAS SERVICES & EQUIPMENT - 1.9%
110,000	Halliburton Co.	2.000	8/1/2018	109,914
255,000	Halliburton Co.	3.800	11/15/2025	255,054
355,000	National Oilwell Varco, Inc.	2.600	12/1/2022	338,379
				703,347
	PHARMACEUTICALS - 2.2%
100,000	AbbVie, Inc.	2.000	11/6/2018	99,763
115,000	AbbVie, Inc.	2.300	5/14/2021	112,251
138,000	AbbVie, Inc.	2.850	5/14/2023	133,884
125,000	AbbVie, Inc.	3.600	5/14/2025	122,049
355,000	AbbVie, Inc.	3.200	5/14/2026	334,540
				802,487
	PIPELINE - 4.2%
40,000	Kinder Morgan Energy Partners LP	9.000	2/1/2019	41,575
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	68,792
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	145,908
100,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	100,669
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	39,222
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	125,234
255,000	ONEOK Partners LP	4.900	3/15/2025	265,399
230,000	Williams Partners LP	5.250	3/15/2020	238,063
100,000	Williams Partners LP	3.350	8/15/2022	98,344
125,000	Williams Partners LP	4.300	3/4/2024	126,305
160,000	Williams Partners LP	3.900	1/15/2025	156,603
145,000	Williams Partners LP	4.000	9/15/2025	142,302
				1,548,416
	RAILROAD - 4.6%
110,000	Norfolk Southern Corp.	3.250	12/1/2021	110,194
230,000	Norfolk Southern Corp.	3.000	4/1/2022	228,063
117,000	Norfolk Southern Corp.	3.850	1/15/2024	118,825
140,000	Norfolk Southern Corp.	2.900	6/15/2026	132,163
330,000	Union Pacific Corp.	4.000	2/1/2021	337,585
255,000	Union Pacific Corp.	3.646	2/15/2024	257,911
195,000	Union Pacific Corp.	3.750	3/15/2024	198,625
125,000	Union Pacific Corp.	2.750	3/1/2026	118,127
183,000	Union Pacific Corp.	3.000	4/15/2027	174,848
				1,676,341
	REAL ESTATE - 16.3%
286,000	American Tower Corp.	3.400	2/15/2019	287,321
100,000	American Tower Corp.	3.125	1/15/2027	91,322
230,000	AvalonBay Communities, Inc.	2.950	9/15/2022	225,504
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	38,983
74,000	Boston Properties LP	5.875	10/15/2019	76,447
35,000	Boston Properties LP	5.625	11/15/2020	36,867
330,000	Boston Properties LP	4.125	5/15/2021	337,483
100,000	Boston Properties LP	2.750	10/1/2026	90,438
230,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	228,274
100,000	Crown Castle International Corp.	5.250	1/15/2023	105,414
142,000	ERP Operating LP	4.625	12/15/2021	147,854
207,000	ERP Operating LP	3.000	4/15/2023	203,045
184,000	HCP, Inc.	3.750	2/1/2019	184,665
43,000	HCP, Inc.	4.000	12/1/2022	43,394
230,000	Kimco Realty Corp.	3.400	11/1/2022	228,052
100,000	Kimco Realty Corp.	2.700	3/1/2024	93,194
230,000	Prologis LP	4.250	8/15/2023	238,181
230,000	Prologis LP	3.750	11/1/2025	230,309

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE (continued) - 16.3%
100,000	Simon Property Group LP	2.200	2/1/2019	$99,735
100,000	Simon Property Group LP	4.375	3/1/2021	103,099
230,000	Simon Property Group LP	2.500	7/15/2021	225,449
302,000	Simon Property Group LP	4.125	12/1/2021	310,190
230,000	Simon Property Group LP	2.750	2/1/2023	223,319
215,000	Simon Property Group LP	3.750	2/1/2024	216,240
330,000	Ventas Realty LP	4.250	3/1/2022	338,779
230,000	Ventas Realty LP	3.750	5/1/2024	227,921
230,000	Ventas Realty LP	3.500	2/1/2025	221,930
10,000	Ventas Realty LP	4.125	1/15/2026	9,939
115,000	Ventas Realty LP	3.250	10/15/2026	106,598
230,000	Welltower, Inc.	4.125	4/1/2019	231,775
100,000	Welltower, Inc.	6.125	4/15/2020	105,209
207,000	Welltower, Inc.	4.950	1/15/2021	214,324
230,000	Welltower, Inc.	4.500	1/15/2024	234,832
230,000	Welltower, Inc.	4.000	6/1/2025	226,257
				5,982,343
	REFINING & MARKETING - 3.6%
255,000	Marathon Petroleum Corp.	3.625	9/15/2024	252,386
330,000	Phillips 66	4.300	4/1/2022	342,422
230,000	Valero Energy Corp.	9.375	3/15/2019	241,594
330,000	Valero Energy Corp.	6.125	2/1/2020	346,009
135,000	Valero Energy Corp.	3.400	9/15/2026	129,817
				1,312,228
	RETAIL - CONSUMER DISCRETIONARY - 6.2%
142,000	AutoZone, Inc.	4.000	11/15/2020	144,859
150,000	AutoZone, Inc.	2.500	4/15/2021	147,175
255,000	AutoZone, Inc.	3.125	7/15/2023	249,762
125,000	AutoZone, Inc.	3.750	6/1/2027	121,508
330,000	Lowe’s Companies, Inc.	4.625	4/15/2020	338,895
115,000	Lowe’s Companies, Inc.	3.750	4/15/2021	117,401
230,000	Lowe’s Companies, Inc.	3.800	11/15/2021	235,764
230,000	Lowe’s Companies, Inc.	3.120	4/15/2022	231,337
255,000	Lowe’s Companies, Inc.	3.125	9/15/2024	250,276
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	143,568
125,000	Lowe’s Companies, Inc.	2.500	4/15/2026	115,308
125,000	Lowe’s Companies, Inc.	3.100	5/3/2027	119,728
44,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	45,969
				2,261,550
	RETAIL - CONSUMER STAPLES - 1.7%
230,000	Sysco Corp.	2.600	6/12/2022	223,430
230,000	Sysco Corp.	3.750	10/1/2025	229,305
100,000	Sysco Corp.	3.300	7/15/2026	95,815
100,000	Sysco Corp.	3.250	7/15/2027	94,912
				643,462
	SEMICONDUCTORS - 2.9%
255,000	Analog Devices, Inc.	3.900	12/15/2025	255,351
480,000	Broadcom Corp.	2.375	1/15/2020	474,780
200,000	Broadcom Corp.	3.875	1/15/2027	191,286
138,000	Lam Research Corp.	3.800	3/15/2025	138,280
				1,059,697
	UTILITIES - 13.8%
207,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	212,684
100,000	Dominion Energy, Inc.	6.400	6/15/2018	100,124
111,000	Dominion Energy, Inc.	1.900	6/15/2018	110,983
250,000	Dominion Energy, Inc.	1.875	1/15/2019	248,643

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES (continued) - 13.8%
250,000	Dominion Energy, Inc. +	2.962	7/1/2019	$249,726
230,000	Dominion Energy, Inc.	5.200	8/15/2019	235,741
100,000	Dominion Energy, Inc.	2.579	7/1/2020	98,641
250,000	Dominion Energy, Inc.	4.450	3/15/2021	256,551
275,000	Dominion Energy, Inc.	3.625	12/1/2024	272,069
255,000	Dominion Energy, Inc.	3.900	10/1/2025	252,606
230,000	Entergy Texas, Inc.	7.125	2/1/2019	236,375
70,000	Kentucky Utilities Co.	3.300	10/1/2025	68,397
230,000	NiSource Finance Corp.	6.800	1/15/2019	235,671
125,000	NiSource Finance Corp.	3.490	5/15/2027	120,458
230,000	NSTAR Electric Co.	2.375	10/15/2022	222,772
207,000	PPL Capital Funding, Inc.	4.200	6/15/2022	211,806
275,000	PPL Capital Funding, Inc.	3.500	12/1/2022	274,826
230,000	PPL Electric Utilities Corp.	3.000	9/15/2021	230,001
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	9,678
330,000	Public Service Co of Colorado	5.125	6/1/2019	337,739
230,000	Public Service Co of Colorado	3.200	11/15/2020	231,373
255,000	Virginia Electric & Power Co.	2.750	3/15/2023	247,635
100,000	WEC Energy Group, Inc.	1.650	6/15/2018	99,966
255,000	WEC Energy Group, Inc.	3.550	6/15/2025	251,271
230,000	Xcel Energy, Inc.	4.700	5/15/2020	235,783
				5,051,519

	TOTAL CORPORATE BONDS (Cost $36,248,781)			35,516,930

	TOTAL INVESTMENTS - 97.0%(Cost - $36,248,781)			$35,516,930
	OTHER ASSETS LESS LIABILITIES - 3.0%			1,112,421
	NET ASSETS - 100.0%			$36,629,351

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

+	Step Coupon

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2018

Shares		Value
	COMMON STOCKS - 98.7%
	AEROSPACE & DEFENSE - 2.8%
2,542	General Dynamics Corp.	$512,747
1,006	Harris Corp.	151,373
380	Huntington Ingalls Industries, Inc.	84,007
		748,127
	ASSET MANAGEMENT - 1.0%
4,591	TD Ameritrade Holding Corp.	271,787

	AUTOMOTIVE - 2.4%
2,215	Aptiv PLC	215,962
1,475	Tesla, Inc. *	419,977
		635,939
	BANKING - 0.5%
441	SVB Financial Group *	137,649

	BIOTECHNOLOGY & PHARMACEUTICAL - 8.3%
13,970	AbbVie, Inc.	1,382,192
1,919	Alexion Pharmaceuticals, Inc. *	222,853
916	Regeneron Pharmaceuticals, Inc. *	275,093
2,142	Vertex Pharmaceuticals, Inc. *	329,868
		2,210,006
	CHEMICALS - 0.6%
956	Albemarle Corp.	89,357
674	International Flavors & Fragrances, Inc.	82,316
		171,673
	COMMERCIAL SERVICES - 2.0%
914	Cintas Corp.	166,576
2,470	Ecolab, Inc.	352,247
		518,823
	CONSTRUCTION MATERIALS - 1.0%
539	Martin Marietta Materials, Inc.	120,127
1,142	Vulcan Materials Co.	145,879
		266,006
	CONSUMER PRODUCTS - 1.9%
1,569	Dr Pepper Snapple Group, Inc.	187,182
1,135	McCormick & Co., Inc.	114,635
3,099	Tyson Foods, Inc.	209,089
		510,906
	CONTAINERS & PACKAGING - 1.2%
3,482	International Paper Co.	186,287
2,123	WestRock Co.	125,002
		311,289
	DISTRIBUTORS - CONSUMER STAPLES - 1.1%
4,500	Sysco Corp.	292,635

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	ELECTRICAL EQUIPMENT - 9.8%
1,948	AMETEK, Inc.	$142,262
2,606	Amphenol Corp.	226,540
1,470	AO Smith Corp.	92,713
3,734	Eaton Corp PLC	285,950
5,351	Emerson Electric Co.	379,065
6,391	Honeywell International, Inc.	945,293
7,949	Johnson Controls International PLC	266,768
2,958	TE Connectivity Ltd.	275,331
		2,613,922
	HARDWARE - 2.5%
1,603	Garmin Ltd.	96,324
2,939	Juniper Networks, Inc.	78,295
2,260	NetApp, Inc.	154,403
2,402	Seagate Technology PLC	135,353
2,540	Western Digital Corp.	212,115
		676,490
	HEALTH CARE FACILITIES & SERVICES - 3.3%
1,893	AmerisourceBergen Corp.	155,491
1,521	Centene Corp. *	178,200
1,575	DaVita, Inc. *	105,273
4,763	Express Scripts Holding Co. *	361,083
1,320	Henry Schein, Inc. *	91,344
		891,391
	HOME & OFFICE PRODUCTS - 0.9%
483	Snap-on, Inc.	71,397
1,284	Stanley Black & Decker, Inc.	178,784
		250,181
	INDUSTRIAL SERVICES - 0.4%
711	United Rentals, Inc. *	113,454

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,402	Nasdaq, Inc.	128,788

	INSURANCE - 1.1%
6,724	Aflac, Inc.	302,983

	IRON & STEEL - 0.7%
2,719	Nucor Corp.	174,533

	MACHINERY - 5.0%
462	Apergy Corp. *	19,954
2,700	Deere & Co.	403,677
1,620	Dover Corp.	125,080
2,888	Illinois Tool Works, Inc.	415,006
1,109	Parker-Hannifin Corp.	189,528
1,531	Pentair PLC	66,813

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	MACHINERY (continued) - 5.0%
1,516	Xylem, Inc.	$106,726
		1,326,784
	MEDICAL EQUIPMENT & DEVICES - 2.6%
2,710	Agilent Technologies, Inc.	167,803
1,239	Illumina, Inc. *	337,553
1,740	Zimmer Biomet Holdings, Inc.	194,027
		699,383
	METALS & MINING - 0.7%
4,519	Newmont Mining Corp.	175,925

	OIL, GAS & COAL - 9.1%
2,044	Cheniere Energy, Inc. *	136,171
10,002	ConocoPhillips	674,035
7,500	Halliburton Co.	373,050
1,467	Pioneer Natural Resources Co.	283,278
12,019	Schlumberger Ltd.	825,345
3,998	TechnipFMC PLC	124,538
		2,416,417
	REAL ESTATE - 8.5%
3,762	American Tower Corp.	520,548
3,560	Crown Castle International Corp.	370,774
678	Equinix, Inc.	269,064
3,296	Equity Residential	210,911
637	Federal Realty Investment Trust	75,733
4,539	Prologis, Inc.	292,085
2,762	Simon Property Group, Inc.	442,528
777	SL Green Realty Corp.	75,773
		2,257,416
	RETAIL - DISCRETIONARY - 2.4%
6,782	Lowe’s Cos, Inc.	644,358

	SEMICONDUCTORS - 8.6%
3,069	Analog Devices, Inc.	298,245
9,861	Micron Technology, Inc. *	567,895
5,022	NVIDIA Corp.	1,266,498
2,139	Xilinx, Inc.	145,687
		2,278,325
	SOFTWARE - 2.4%
1,159	Citrix Systems, Inc. *	122,414
785	Palo Alto Networks, Inc. *	163,351
1,250	Synopsys, Inc. *	110,088
1,779	Workday, Inc. *	232,978
		628,831
	SPECIALTY FINANCE - 1.0%
3,541	Fiserv, Inc. *	257,077

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2018

Shares		Value
	TECHNOLOGY SERVICES - 3.6%
4,978	Cognizant Technology Solutions Corp.	$375,092
1,031	Equifax, Inc.	117,493
769	Gartner, Inc. *	102,077
3,158	Paychex, Inc.	207,102
1,419	Verisk Analytics, Inc. *	150,754
		952,518
	TRANSPORTATION & LOGISTICS - 4.1%
929	JB Hunt Transport Services, Inc.	119,005
6,760	Union Pacific Corp.	965,058
		1,084,063
	TRANSPORTATION EQUIPMENT - 0.7%
2,975	PACCAR, Inc.	185,134

	UTILITIES - 6.1%
1,998	Alliant Energy Corp.	82,757
4,185	American Electric Power Co., Inc.	284,371
1,542	American Water Works Co., Inc.	128,202
3,686	CenterPoint Energy, Inc.	96,315
5,616	Dominion Energy, Inc.	360,491
1,563	Entergy Corp.	126,462
2,693	Eversource Energy	153,716
4,310	Public Service Enterprise Group, Inc.	228,344
2,720	WEC Energy Group, Inc.	171,768
		1,632,426
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.9%
2,830	Republic Services, Inc.	190,827
3,722	Waste Management, Inc.	307,847
		498,674

	TOTAL COMMON STOCKS (Cost $25,960,226)	26,263,913

	TOTAL INVESTMENTS - 98.7% (Cost $25,960,226)	$26,263,913
	OTHER ASSETS LESS LIABILITIES - 1.3%	351,643
	NET ASSETS - 100.0%	$26,615,556

*	Non-Income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2018

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$73,423,594	$40,106,586	$36,248,781	$25,960,226
At value	$77,071,959	$43,131,640	$35,516,930	$26,263,913
Cash	1,445,560	487,383	868,814	306,424
Foreign currencies (Cost $1,345,971)	1,296,798	—	—	—
Dividends and interest receivable	217,404	33,706	347,135	38,264
Due from Advisor	—	—	—	9,861
Prepaid expenses	3,153	2,567	2,500	2,500
TOTAL ASSETS	80,034,874	43,655,296	36,735,379	26,620,962

LIABILITIES
Investment advisory fees payable	19,388	6,052	5,256	—
Dividends payable	—	—	65,100	—
Payable to related parties	3,322	1,049	4,224	2,612
Accrued expenses and other liabilities	34,294	9,399	31,448	2,794
TOTAL LIABILITIES	57,004	16,500	106,028	5,406
NET ASSETS	$79,977,870	$43,638,796	$36,629,351	$26,615,556

Net Assets Consist Of:
Paid in capital	$75,629,387	$39,692,719	$37,364,160	$26,157,612
Undistributed net investment income	428,809	150,703	11,738	59,084
Accumulated net realized gain(loss) from investments and foreign currency transactions	322,308	770,320	(14,696)	95,173
Net unrealized appreciation (depreciation) of investments and foreign currency translations	3,597,366	3,025,054	(731,851)	303,687
NET ASSETS	$79,977,870	$43,638,796	$36,629,351	$26,615,556

Net Asset Value Per Share:
Net Assets	$79,977,870	$43,638,796	$36,629,351	$26,615,556
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,850,000	1,550,000	1,500,000	1,000,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$28.06	$28.15	$24.42	$26.62

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2018

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$966,447	$259,062	$—	$124,431
Interest	5,185	1,595	438,486	—
Less: Foreign withholding taxes	(67,664)	(40)	—	31
TOTAL INVESTMENT INCOME	903,968	260,617	438,486	124,462

EXPENSES
Investment advisory fees	95,674	49,592	46,743	19,305
Custodian fees	39,055	19,515	10,585	8,969
Administrative services	29,431	31,540	31,359	19,603
Professional fees	8,838	5,298	3,313	2,459
Audit fees	7,751	7,491	8,532	7,479
Printing and postage expenses	7,226	4,058	2,480	2,576
Transfer agent fees	6,184	5,559	6,487	6,836
Trustees fees and expenses	5,350	—	6,135	5,563
Legal fees	3,901	2,338	1,822	3,601
Insurance expense	1,393	816	184	184
Other Expenses	7,201	5,210	5,616	5,360
TOTAL EXPENSES	212,004	131,417	123,256	81,935

Less: Fees waived/reimbursed by the Advisor	(9,315)	(26,289)	(24,171)	(59,215)
NET EXPENSES	202,689	105,128	99,085	22,720

NET INVESTMENT INCOME	701,279	155,489	339,401	101,742

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	517,428	403,865	—	—
Investments	(83,929)	392,713	(14,672)	95,169
Foreign currency transactions	(17,797)	—	—	—
	415,702	796,578	(14,672)	95,169
Net change in unrealized appreciation (depreciation) on:
Investments	(232,748)	1,510,212	(595,319)	172,215
Foreign currency translations	(56,651)	—	—	—
	(289,399)	1,510,212	(595,319)	172,215

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	126,303	2,306,790	(609,991)	267,384

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$827,582	$2,462,279	$(270,590)	$369,126

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$701,279	$534,305
Net realized gain on investments and foreign currency transactions	415,702	218,303
Net change in unrealized appreciation(depreciation) on investments and foreign currency	(289,399)	3,886,765
Net increase in net assets resulting from operations	827,582	4,639,373

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(397,025)	(433,285)
From net realized gains	(306,090)	—
Net decrease in net assets resulting from distributions to shareholders	(703,115)	(433,285)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	29,818,297	48,723,355
Cost of shares redeemed	(2,894,337)	—
Net increase in net assets resulting from shares of beneficial interest	26,923,960	48,723,355

TOTAL INCREASE IN NET ASSETS	27,048,427	52,929,443

NET ASSETS
Beginning of Period	52,929,443	—
End of Period*	$79,977,870	$52,929,443
* Includes undistributed net investment income of:	$428,809	$124,555

SHARE ACTIVITY
Shares Sold	1,050,000	1,900,000
Shares Redeemed	(100,000)	—
Net increase in shares of beneficial interest outstanding	950,000	1,900,000

(a)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$155,489	$184,834
Net realized gain on investments and foreign currency transactions	796,578	595,423
Net change in unrealized appreciation on investments and foreign currency translations	1,510,212	1,514,842
Net increase in net assets resulting from operations	2,462,279	2,295,099

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(80,775)	(104,210)
From net realized gains	(416,900)	—
Net decrease in net assets resulting from distributions to shareholders	(497,675)	(104,210)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	14,799,936	29,820,171
Cost of shares redeemed	(2,624,930)	(2,511,874)
Net increase in net assets resulting from shares of beneficial interest	12,175,006	27,308,297

TOTAL INCREASE IN NET ASSETS	14,139,610	29,499,186

NET ASSETS
Beginning of Period	29,499,186	—
End of Period*	$43,638,796	$29,499,186
* Includes undistributed net investment income of:	$150,703	$75,989

SHARE ACTIVITY
Shares Sold	550,000	1,200,000
Shares Redeemed	(100,000)	(100,000)
Net increase in shares of beneficial interest outstanding	450,000	1,100,000

(a)	The Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$339,401	$127,917
Net realized gain (loss) on investments and foreign currency transactions	(14,672)	156
Net change in unrealized depreciation on investments	(595,319)	(136,532)
Net decrease in net assets resulting from operations	(270,590)	(8,459)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(345,150)	(110,430)
From net realized gains	(180)	—
Net decrease in net assets resulting from distributions to shareholders	(345,330)	(110,430)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,574,403	22,572,218
Cost of shares redeemed	(9,782,461)	—
Net increase in net assets resulting from shares of beneficial interest	14,791,942	22,572,218

TOTAL INCREASE IN NET ASSETS	14,176,022	22,453,329

NET ASSETS
Beginning of Period	22,453,329	—
End of Period*	$36,629,351	$22,453,329
* Includes undistributed net investment income of:	$11,738	$17,487

SHARE ACTIVITY
Shares Sold	1,000,000	900,000
Shares Redeemed	(400,000)	—
Net increase in shares of beneficial interest outstanding	600,000	900,000

(a)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$101,742	$11,397
Net realized gain on investments and foreign currency transactions	95,169	4
Net change in unrealized appreciation on investments	172,215	131,472
Net increase in net assets resulting from operations	369,126	142,873

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(54,055)	—
Net decrease in net assets resulting from distributions to shareholders	(54,055)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,203,203	6,280,535
Cost of shares redeemed	(1,326,126)	—
Net increase in net assets resulting from shares of beneficial interest	19,877,077	6,280,535

TOTAL INCREASE IN NET ASSETS	20,192,148	6,423,408

NET ASSETS
Beginning of Period	6,423,408	—
End of Period*	$26,615,556	$6,423,408
* Includes undistributed net investment income of:	$59,084	$11,397

SHARE ACTIVITY
Shares Sold	800,000	250,000
Shares Redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	750,000	250,000

(a)	The Inspire 100 ETF commenced operations on October 30, 2017.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (1)
Net asset value, beginning of period	$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.29	0.36
Net realized and unrealized gain on investments	0.26	2.78
Total from investment operations	0.55	3.14
Less distributions from:
Net investment income	(0.19)	(0.28)
Net realized gains	(0.16)	—
Total distributions	(0.35)	(0.28)
Net asset value, end of period	$28.06	$27.86
Total return (4)(6)	2.00%	12.63%
Net assets, at end of period (000s)	$79,978	$52,929
Ratio of gross expenses to average net assets (3)	0.66%	0.75%
Ratio of net expenses to average net assets (3)	0.63%	0.65%
Ratio of net investment income to average net assets (3)	2.08%	1.80%
Portfolio Turnover Rate (4)(5)	9%	15%

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Annualized for periods less than one year.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (1)
Net asset value, beginning of period	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.13	0.20
Net realized and unrealized gain on investments	1.65	1.73
Total from investment operations	1.78	1.93
Less distributions from:
Net investment income	(0.07)	(0.11)
Net realized gains	(0.38)	—
Total distributions	(0.45)	(0.11)
Net asset value, end of period	$28.15	$26.82
Total return (4)(6)	6.76%	7.75%
Net assets, at end of period (000s)	$43,639	$29,499
Ratio of gross expenses to average net assets (3)	0.79%	0.94%
Ratio of net expenses to average net assets (3)	0.63%	0.65%
Ratio of net investment income to average net assets (3)	0.94%	1.06%
Portfolio Turnover Rate (4)(5)	11%	16%

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Annualized for periods less than one year.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2018		Period Ended
	(Unaudited)		November 30, 2017 (1)
Net asset value, beginning of period	$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.27		0.18
Net realized and unrealized loss on investments	(0.55)		(0.09)
Total from investment operations	(0.28)		0.09
Less distributions from:
Net investment income	(0.25)		(0.14)
Net realized gains	(0.00	)(7)	—
Total distributions	(0.25)		(0.14)
Net asset value, end of period	$24.42		$24.95
Total return (4)(6)	(1.12)%		0.37%
Net assets, at end of period (000s)	$36,629		$22,453
Ratio of gross expenses to average net assets (3)	0.79%		1.51%
Ratio of net expenses to average net assets (3)	0.63%		0.65%
Ratio of net investment income to average net assets (3)	2.17%		1.81%
Portfolio Turnover Rate (4)(5)	4%		6%

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Annualized for periods less than one year.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than 0.005.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2018	Period Ended
	(Unaudited)	November 30, 2017 (1)
Net asset value, beginning of period	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.21	0.05
Net realized and unrealized gain on investments	0.86	0.64
Total from investment operations	1.07	0.69
Less distributions from:
Net investment income	(0.14)	—
Total distributions	(0.14)	—
Net asset value, end of period	$26.62	$25.69
Total return (4)(6)	4.20%	2.76%
Net assets, at end of period (000s)	$26,616	$6,423
Ratio of gross expenses to average net assets (3)	1.26%	3.78%
Ratio of net expenses to average net assets (3)	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.57%	2.41%
Portfolio Turnover Rate (4)(5)	3%	0%

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Annualized for periods less than one year.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2018

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”) and Inspire 100 ETF (“BIBL”), (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Market Cap Weight Index. The investment objectives are non-fundamental. The BLES and ISMD commenced operation on February 27, 2017. The IBD commenced operation on July 10, 2017. The BIBL commenced operation on October 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser or sub-adviser. The team may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Time Deposits - Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Funds’ assets measured at value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$77,071,959	$—	$—	$77,071,959
Total	$77,071,959	$—	$—	$77,071,959

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$43,131,640	$—	$—	$43,131,640
Total	$43,131,640	$—	$—	$43,131,640

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,516,930	$—	$35,516,930
Total	$—	$35,516,930	$—	$35,516,930

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$26,263,913	$—	$—	$26,263,913
Total	$26,263,913	$—	$—	$26,263,913

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD and BIBL and monthly for IBD. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions expected to be taken in the Funds’ November 30, 2017 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$7,785,525	$5,626,452
Inspire Small/Mid Cap Impact ETF	$4,407,612	$3,507,435
Inspire Corporate Bond Impact ETF	$2,665,707	$1,268,005
Inspire 100 ETF	$436,634	$541,033

For the six months ended May 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$27,594,334	$2,707,969
Inspire Small/Mid Cap Impact ETF	$14,625,118	$2,183,460
Inspire Corporate Bond Impact ETF	$23,033,715	$9,296,761
Inspire 100 ETF	$20,961,744	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. CWM Advisors, LLC (the “Advisor”) serves as the Fund’s Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed for BLES, ISMD, IBD and BIBL, at least until March 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% for BLES, ISMD and IBD, effective April 1, 2018, and 0.35% for BIBL, respectively, herein referred to as the “Expense Limitation.” Prior to April 1, 2018, the fees would not exceed 0.65% for BLES, ISMD and IBD.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2018, the Advisor waived fees and/or reimbursed expenses in the amount of $9,315 for BLES, $26,289 for ISMD, $24,171 for IBD, and $59,215 for BIBL.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

11/30/2020
BLES	$30,707
ISMD	$51,103
IBD	$60,773
BIBL	$16,256

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD and BIBL. Effective July 5, 2017 shares are created and redeemed by IBD only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds’ are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Inspire Global Hope ETF	$5,000	2.00%*
Inspire Small/Mid Cap Impact ETF	$2,500	2.00%*
Inspire Corporate Bond Impact ETF	$750	2.00%*
Inspire 100 ETF	$750	2.00%*

*  The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund’s distributions paid for the period ended November 30, 2017 was as follows:

For the Period Ended November 30, 2017:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$433,285	$—	$—	$433,285
Inspire Small/Mid Cap Impact ETF	104,210	—	—	104,210
Inspire Corporate Bond Impact ETF	110,430	—	—	110,430
Inspire 100 ETF	—	—	—	—

As of November 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$452,733	$7,775	$—	$—	$—	$3,763,508	$4,224,016
Inspire Small/Mid Cap Impact ETF	441,238	7,104	—	—	—	1,533,131	1,981,473
Inspire Corporate Bond Impact ETF	17,643	—	—	—	—	(136,532)	(118,889)
Inspire 100 ETF	11,057	4	—	—	—	131,812	142,873

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2018

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and passive foreign investment companies, and adjustments for partnerships, real estate investment trusts, and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, foreign currency gains/(losses), passive foreign investment companies, C-Corporation return of capital distributions, real estate investment trusts, and realized gain (loss) on in-

kind redemptions, resulted in reclassifications for the Funds for the period ended November 30, 2017 as follows:

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$73,423,594	$6,395,802	(2,747,438)	$3,648,364
Inspire Small/Mid Cap Impact ETF	40,106,585	4,987,086	(1,962,032)	3,025,054
Inspire Corporate Bond Impact ETF	36,248,781	1,042	(732,892)	(731,850)
Inspire 100 ETF	25,960,226	220,253	(315,130)	(94,877)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Funds’ Board of Trustees declared the following distributions after May 31, 2018:

	Dividend Per Share	Ex Date	Record Date	Payable Date
Inspire Global Hope ETF	$ 0.1883	6/27/2018	6/28/2018	7/5/2018
Inspire Small/Mid Cap Impact ETF	$ 0.0762	6/27/2018	6/28/2018	7/5/2018
Inspire Corporate Bond Impact ETF	$ 0.0448	6/27/2018	6/28/2018	7/5/2018
Inspire 100 ETF	$ 0.0781	6/27/2018	6/28/2018	7/5/2018

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2018

As a shareholder of the Inspire ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 through May 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	12/1/2017	5/31/2018	12/1/17 - 5/31/18	12/1/17 - 5/31/18

Inspire Global Hope ETF	$1,000.00	$1,020.00	$3.17	0.63%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,067.60	$3.25	0.63%
Inspire Corporate Bond Impact ETF	$1,000.00	$988.80	$3.12	0.63%
Inspire 100 ETF	$1,000.00	$1,042.00	$1.78	0.35%

Hypothetical
(5% return before expenses)
Inspire Global Hope ETF	$1,000.00	$1,021.79	$3.18	0.63%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,021.79	$3.18	0.63%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,021.79	$3.18	0.63%
Inspire 100 ETF	$1,000.00	$1,023.19	$1.77	0.35%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-658-9473.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/18